BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

	NUMBER OF
	SHARES		VALUE
LONG POSITIONS—100.3%
COMMON STOCKS—99.0%
Australia—0.5%
Orica Ltd.	68,591		$787,730
Austria—0.6%
Erste Group Bank AG	40,986		906,566
Belgium—0.7%
Euronav NV	113,802		1,143,590
Bermuda—1.9%
Axis Capital Holdings Ltd..Ɨ	37,813		1,419,500
Everest Re Group Ltd..Ɨ	8,300		1,646,803
			3,066,303
Brazil—0.5%
JBS SA	178,700		735,053
Canada—1.8%
Bausch Health Cos., Inc.*	35,403		654,247
Yamana Gold, Inc.	418,836		2,244,961
			2,899,208
Denmark—0.5%
Novo Nordisk A/S, Class B	12,056		789,724
France—6.4%
Accor SA	35,922		1,015,511
AXA SA	71,908		1,319,434
BNP Paribas SA	43,082		1,550,324
Capgemini SA	19,748		2,039,862
Peugeot SA	61,216		878,781
Rexel SA	100,482		1,024,432
Sanofi	16,383		1,602,501
Vinci SA	9,744		909,069
			10,339,914
Germany—4.1%
Brenntag AG	42,922		2,283,598
HeidelbergCement AG	18,040		902,383
Rheinmetall AG	14,383		1,171,429
Siemens AG	19,956		2,200,244
			6,557,654
Greece—0.5%
Hellenic Telecommunications Organization SA	55,927		783,031
Hong Kong—1.9%
Topsports International Holdings Ltd.*	722,000		1,032,819
WH Group Ltd.	2,386,000		2,075,689
			3,108,508
Ireland—1.2%
CRH PLC	60,105		1,959,609
Italy—1.7%
Enel SpA	239,545		1,852,097
Leonardo SpA	144,616		907,876
			2,759,973
Japan—7.8%
Fuji Corp.	58,800		1,091,224
Hitachi Construction Machinery Co., Ltd.	28,600		754,438
Hitachi Ltd.	71,200		2,299,705
Kamigumi Co., Ltd.	50,000		979,927
KDDI Corp.	71,800		2,095,784
Kurita Water Industries Ltd.	6,000		166,126
Panasonic Corp.	116,100		1,040,128
Sony Corp.	47,300		3,063,426
Taiyo Yuden Co., Ltd.	39,700		1,111,487
			12,602,245
Netherlands—0.7%
NXP Semiconductors NV	12,461		1,197,502
South Korea—3.2%
GS Retail Co., Ltd.	42,541		1,466,032
Hana Financial Group, Inc.	52,647		1,272,041
KB Financial Group, Inc.	30,468		831,506
KT Corp. - SP ADRƗ	167,027		1,626,843
			5,196,422
Sweden—2.1%
Husqvarna AB	354,868		2,631,612
Volvo AB	57,136		815,295
			3,446,907
Switzerland—4.4%
Novartis AG	47,218		4,110,609
STMicroelectronics NV	38,071		945,491
UBS Group AG	197,879		2,118,417
			7,174,517
Taiwan—1.1%
ChipMOS Technologies, Inc.	665,000		686,561
Simplo Technology Co., Ltd.	99,000		1,060,653
			1,747,214
United Kingdom—5.1%
Balfour Beatty PLC	257,002		798,426
Coca-Cola European Partners PLCƗ	42,943		1,618,951
Nomad Foods Ltd.*Ɨ	102,824		2,177,812
Persimmon PLC	55,584		1,585,469
Tesco PLC	735,081		2,087,259
			8,267,917
United States—52.3%
Activision Blizzard, Inc.Ɨ	34,778		2,503,320
Allstate Corp., (The)	28,989		2,835,414
Alphabet, Inc., Class C*Ɨ	1,628		2,326,282
American Express Co.Ɨ	8,391		797,732
American International Group, Inc.	45,514		1,368,151
Anthem, Inc.	5,909		1,737,896
Applied Materials, Inc.#	30,581		1,718,041
Bank of America Corp.	44,308		1,068,709
Berkshire Hathaway, Inc., Class B*Ɨ	13,758		2,553,210
Boston Scientific Corp.*	34,393		1,306,590
CDK Global, Inc.Ɨ	27,270		1,071,984
CF Industries Holdings, Inc.	31,004		910,587
Change Healthcare, Inc.*	14,807		184,791
Cigna Corp.Ɨ	13,141		2,592,982
Citigroup, Inc.Ɨ	53,884		2,581,582
Corteva, Inc.Ɨ	69,715		1,903,917
CVS Health Corp.Ɨ	42,993		2,819,051
Diamondback Energy, Inc.	25,620		1,090,900
Dick's Sporting Goods, Inc.*	21,719		783,187
DuPont de Nemours, Inc.	53,257		2,701,728
Eaton Corp. PLCƗ	15,468		1,313,233
Electronic Arts, Inc.*#	14,417		1,771,561
Foot Locker, Inc.	33,205		919,778
Gilead Sciences, Inc.#	13,305		1,035,528
Goldman Sachs Group Inc., (The)	11,768		2,312,294
Graphic Packaging Holding Co.	125,312		1,813,265
Huntington Bancshares Inc.	134,530		1,195,972
II-VI, Inc.*	19,098		907,728
Kansas City Southern#	5,401		812,959
Laboratory Corp. of America Holdings*Ɨ	4,782		838,380
Lennar Corp., Class A	9,780		591,299
Lowe's Cos., Inc.	17,059		2,223,641
Marathon Petroleum Corp.Ɨ	48,613		1,708,261
McKesson Corp.	9,283		1,472,934
Medtronic PLCƗ#	8,267		814,961
Micron Technology, Inc.*	43,828		2,099,799
Microsoft Corp.Ɨ#	25,935		4,752,589
Newmont Goldcorp Corp.Ɨ	16,351		956,043
Nexstar Media Group, Inc., Class A	16,875		1,405,856
NVR, Inc.*Ɨ	328		1,056,688
Oracle Corp.Ɨ#	28,755		1,546,156
Owens Corning	45,475		2,387,438
Parsley Energy, Inc., Class AƗ	117,486		1,073,822
Pfizer, Inc.Ɨ	83,948		3,205,974
Science Applications International Corp.	24,084		2,120,355
SYNNEX Corp.*	17,402		1,855,923
Tyson Foods, Inc., Class AƗ	28,018		1,721,426
Vistra Energy Corp.Ɨ	145,555		2,975,144
VMware, Inc.*#	9,849		1,539,103
Zimmer Biomet Holdings, Inc.	10,056		1,270,475
			84,554,639
TOTAL COMMON STOCKS
(Cost $144,532,400)			160,024,226
	NUMBER OF
	SHARES
SHORT-TERM INVESTMENTS—1.3%
U.S. Bank Money Market Deposit Account, 0.13%*(a)	2,081,425		2,081,425
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,081,425)			2,081,425
TOTAL INVESTMENTS—100.3%
(Cost $146,613,825)			162,105,651
SECURITIES SOLD SHORT—(37.5%)
COMMON STOCKS—(37.5%)
Australia—(0.7%)
Commonwealth Bank of Australia	(8,695)		(369,226)
WiseTech Global Ltd.	(57,468)		(783,530)
			(1,152,756)
Canada—(1.0%)
Shopify, Inc., Class A*	(698)		(528,944)
TC Energy Corp.	(24,818)		(1,118,464)
			(1,647,408)
China—(0.9%)
AAC Technologies Holdings, Inc.	(159,500)		(826,900)
Pinduoduo, Inc. - ADR*	(9,275)		(620,219)
			(1,447,119)
Germany—(3.0%)
Beiersdorf AG	(7,041)		(739,581)
Deutsche Bank AG	(121,330)		(1,015,668)
Duerr AG	(34,357)		(816,930)
Fraport AG Frankfurt Airport Services Worldwide	(13,794)		(690,125)
Rational AG	(3,009)		(1,618,938)
			(4,881,242)
Hong Kong—(1.3%)
HK Electric Investments & HK Electric Investments Ltd.	(492,500)		(488,519)
Hong Kong & China Gas Co., Ltd.	(428,720)		(723,302)
MTR Corp., Ltd.	(121,500)		(586,298)
Xinyi Glass Holdings Ltd.	(294,000)		(312,355)
			(2,110,474)
Italy—(0.3%)
DiaSorin SpA	(2,568)		(539,671)
Japan—(4.1%)
Canon, Inc.	(24,200)		(496,937)
Hirose Electric Co. Ltd.	(4,600)		(549,932)
Japan Tobacco, Inc.	(33,700)		(668,816)
Kose Corp.	(5,900)		(743,000)
Mitsubishi Chemical Holdings Corp.	(83,500)		(491,846)
NGK Insulators Ltd.	(43,600)		(639,970)
Nidec Corp.	(10,400)		(640,189)
NTN Corp.	(250,800)		(529,489)
Odakyu Electric Railway Co., Ltd.	(26,700)		(668,302)
Seiko Epson Corp.	(36,400)		(412,458)
Seven Bank Ltd.	(140,500)		(401,561)
UACJ Corp.	(24,900)		(462,944)
			(6,705,444)
Luxembourg—(0.3%)
Eurofins Scientific SE	(632)		(429,693)
Netherlands—(0.4%)
Just Eat Takeaway.com NV*	(5,447)		(593,041)
Norway—(0.3%)
Adevinta ASA*	(42,785)		(452,008)
Singapore—(0.5%)
SATS Ltd.	(470,000)		(887,392)
Spain—(0.2%)
Gestamp Automocion SA	(94,971)		(282,457)
Switzerland—(1.4%)
Komax Holding AG	(3,067)		(483,608)
Logitech International SA	(11,239)		(667,775)
Straumann Holding AG	(824)		(672,026)
Swiss Life Holding AG	(1,015)		(359,776)
			(2,183,185)
United Kingdom—(0.7%)
Amcor PLC	(69,547)		(710,075)
Renishaw PLC	(9,803)		(471,036)
			(1,181,111)
United States—(22.4%)
1Life Healthcare, Inc.*	(15,999)		(516,768)
AAON, Inc.	(14,733)		(798,087)
ABIOMED, Inc.*	(2,082)		(466,160)
Acadia Healthcare Co., Inc.*	(14,286)		(408,722)
Allogene Therapeutics, Inc.*	(6,602)		(317,952)
Appian Corp.*	(15,127)		(861,634)
Bill.com Holdings, Inc.*	(9,089)		(632,958)
Blackline, Inc.*	(7,430)		(552,049)
BOK Financial Corp.	(9,987)		(508,738)
Cal-Maine Foods, Inc.*	(13,307)		(592,960)
Campbell Soup Co.	(10,973)		(559,404)
Carvana Co.*	(8,913)		(828,731)
Casey's General Stores, Inc.	(3,865)		(617,356)
Choice Hotels International, Inc.*	(11,347)		(917,178)
Cincinnati Financial Corp.	(7,503)		(442,302)
Cogent Communications Holdings, Inc.	(8,101)		(619,889)
Cognex Corp.	(9,572)		(543,115)
Compass Minerals International, Inc.	(10,239)		(493,315)
Credit Acceptance Corp.*	(1,341)		(495,929)
Ecolab, Inc.	(4,662)		(991,048)
First Financial Bankshares, Inc.	(14,313)		(438,550)
Glaukos Corp.*	(13,043)		(508,416)
Guidewire Software, Inc.*	(5,163)		(529,621)
Hamilton Lane, Inc., Class A	(8,403)		(614,848)
Hess Corp.	(19,071)		(905,300)
Hormel Foods Corp.	(30,498)		(1,489,217)
HubSpot, Inc.*	(3,194)		(638,608)
International Flavors & Fragrances, Inc.	(11,580)		(1,542,340)
John Bean Technologies Corp.	(10,520)		(864,218)
Lennox International, Inc.	(4,000)		(855,360)
LGI Homes, Inc.*	(8,316)		(693,721)
McCormick & Co., Inc., non-voting shares	(5,793)		(1,014,702)
Middleby Corp., (The)*	(14,455)		(984,385)
Moderna, Inc.*	(5,321)		(327,241)
MongoDB, Inc.*	(4,912)		(1,140,124)
Netflix, Inc.*	(1,557)		(653,520)
Novanta, Inc.*	(5,746)		(590,172)
Power Integrations, Inc.	(6,830)		(740,031)
Q2 Holdings, Inc.*	(9,521)		(786,625)
RLI Corp.	(7,952)		(627,890)
Slack Technologies, Inc., Class A*	(18,141)		(635,842)
Sun Communities, Inc.	(4,430)		(607,752)
Tabula Rasa HealthCare, Inc.*	(6,749)		(360,599)
Tesla, Inc.*	(1,113)		(929,355)
Trade Desk Inc., Class A, (The)*	(2,444)		(761,453)
Trex Co., Inc.*	(8,536)		(1,025,344)
Trustmark Corp.	(17,261)		(410,639)
Twitter, Inc.*	(21,551)		(667,434)
Wayfair, Inc. Class A*	(2,588)		(443,971)
Westamerica Bancorporation	(13,609)		(802,659)
Zillow Group, Inc., Class A*	(13,725)		(795,501)
Zoom Video Communications, Inc.*	(3,381)		(606,822)
			(36,156,555)
TOTAL COMMON STOCKS
(Proceeds $(54,912,718))			(60,649,556)
TOTAL SECURITIES SOLD SHORT—(37.5%)
(Proceeds $(54,912,718))			(60,649,556)
	NUMBER OF	NOTIONAL
	CONTRACTS	AMOUNT
OPTIONS WRITTEN ƗƗ—(1.0%)
Call Options Written—(1.0%)
Allstate Corp., (The)
Expiration:
10/16/2020,
Exercise Price:
90.00	(27)	(264,087)	(33,750)
Allstate Corp., (The)
Expiration:
01/15/2021,
Exercise Price:
105.00	(121)	(1,183,501)	(78,347)
Applied Materials, Inc.
Expiration:
10/16/2020,
Exercise Price:
55.00	(226)	(1,269,668)	(153,680)
Coca-Cola European Partners PLC
Expiration:
08/21/2020,
Exercise Price:
45.00	(125)	(471,250)	(11,875)
Electronic Arts, Inc.
Expiration:
01/15/2021,
Exercise Price:
115.00	(53)	(651,264)	(92,750)
Gilead Sciences, Inc.
Expiration:
11/20/2020,
Exercise Price:
80.00	(102)	(793,866)	(63,240)
Kansas City Southern
Expiration:
12/18/2020,
Exercise Price:
135.00	(54)	(812,808)	(140,940)
Medtronic PLC
Expiration:
08/21/2020,
Exercise Price:
100.00	(82)	(808,356)	(33,620)
Microsoft Corp.
Expiration:
09/18/2020,
Exercise Price:
160.00	(163)	(2,986,975)	(461,290)
Microsoft Corp.
Expiration:
09/18/2020,
Exercise Price:
180.00	(65)	(1,191,125)	(91,000)
Oracle Corp.
Expiration:
09/18/2020,
Exercise Price:
50.00	(173)	(930,221)	(97,745)
VMware, Inc.
Expiration:
10/16/2020,
Exercise Price:
125.00	(92)	(1,437,684)	(316,204)
TOTAL CALL OPTIONS WRITTEN
(Premiums received $(1,320,330))			(1,574,441)
TOTAL OPTIONS WRITTEN
(Premiums received $(1,320,330))			(1,574,441)
OTHER ASSETS IN EXCESS OF LIABILITIES—38.2%			61,730,442
NET ASSETS—100.0%			$161,612,096

(a)	The rate shown is as of May 31, 2020
ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
Ɨ	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	Security segregated as collateral for options written.
ƗƗ	Primary risk exposure is equity contracts.

Industry classifications may be different than those used for compliance monitoring purposes.

Contracts For Difference held by the Fund at May 31, 2020, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)

Short
Poland
CD Projekt SA	Goldman Sachs	9/15/2020	0.50%	Monthly	(6,482)	$(653,425)	$(61,143)

South Korea
Celltrion Inc.	Goldman Sachs	9/15/2020	0.50	Monthly	(3,360)	(581,778)	1,900

Thailand
Airports of Thailand PCL	Morgan Stanley	9/15/2020	0.50	Monthly	(257,900)	(504,065)	(18,980)

United Kingdom
Antofagasta PLC	Goldman Sachs	12/31/2021	0.68	Monthly	(59,558)	(650,304)	(39,159)
Rolls-Royce Holding PLC	Goldman Sachs	9/15/2020	0.68	Monthly	(61,206)	(208,618)	(7,917)
						(858,922)	(47,076)
Total Short						(2,598,190)	(125,299)
Net unrealized gain/(loss) on Contracts For Difference							$(125,299)

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS GLOBAL LONG/SHORT FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Global Long/Short Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Australia	$787,730	$-	$787,730	$-
Austria	906,566	-	906,566	-
Belgium	1,143,590	-	1,143,590	-
Bermuda	3,066,303	3,066,303	-	-
Brazil	735,053	735,053	-	-
Canada	2,899,208	2,899,208	-	-
Denmark	789,724	-	789,724	-
France	10,339,914	-	10,339,914	-
Germany	6,557,654	-	6,557,654	-
Greece	783,031	-	783,031	-
Hong Kong	3,108,508	-	3,108,508	-
Ireland	1,959,609	-	1,959,609	-
Italy	2,759,973	-	2,759,973	-
Japan	12,602,245	-	12,602,245	-
Netherland	1,197,502	1,197,502	-	-
South Korea	5,196,422	1,626,843	3,569,579	-
Sweden	3,446,907	-	3,446,907	-
Switzerland	7,174,517	-	7,174,517	-
Taiwan	1,747,214	-	1,747,214	-
United Kingdom	8,267,917	3,796,763	4,471,154	-
United States	84,554,639	84,554,639	-	-
Short-Term Investments	2,081,425	2,081,425	-	-
Contracts For Difference
Equity Contracts	1,900	-	1,900	-
Total Assets	$162,107,551	$99,957,736	$62,149,815	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Australia	$787,730	$-	$787,730	$-
Canada	(1,647,408)	(1,647,408)	-	-
China	(1,447,119)	(620,219)	(826,900)	-
Germany	(9,762,484)	(4,881,242)	(4,881,242)	-
Hong Kong	(2,110,474)	-	(2,110,474)	-
Italy	(539,671)	-	(539,671)	-
Japan	(6,705,444)	-	(6,705,444)	-
Luxembourg	(429,693)	-	(429,693)	-
Netherlands	(593,041)	-	(593,041)	-
Norway	(452,008)	-	(452,008)	-
Singapore	(887,392)	-	(887,392)	-
Spain	(282,457)	-	(282,457)	-
Switzerland	(2,183,185)	-	(2,183,185)	-
United Kingdom	(1,181,111)	(710,075)	(471,036)	-
United States	(36,156,555)	(36,156,555)	-	-
Options Written
Equity Contracts	(1,574,441)	(1,450,469)	(123,972)	-
Contracts For Difference
Equity Contracts	(127,199)	-	(127,199)	-
Total Liabilities	$(65,291,952)	$(45,465,968)	$(19,825,984)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets.  The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal year, the Fund had no significant level 3 investments or transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.